UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Chilton Capital Management, L.P.
           -----------------------------------------------------
Address:   1300 Post Oak Boulevard,
           Suite 1220
           Houston, TX 77056
           -----------------------------------------------------

Form 13F File Number: 28-07004
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Thomas M. Motter
        -------------------------
Title:  Chief Investment Officer
        -------------------------
Phone:  713-650-1995
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Thomas M. Motter                   Houston, TX                    5/14/2008
--------------------                   -----------                    ----------
    [Signature]                       [City, State]                     [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                  0
                                         ------------
Form 13F Information Table Entry Total:            92
                                         ------------
Form 13F Information Table Value Total:  $246,900,712
                                         ------------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                              FORM 13F INFORMATION TABLE

                                                                   SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP    VALUE   PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
Bank of America Corp.          COM              060505104 36247609  956149          Sole             Sole      0    0
Isis Pharmaceuticals Inc.      COM              464330109  5334638  378075          Sole             Sole      0    0
Cisco Systems                  COM              17275R102  6229048  258574          Sole             Sole      0    0
General Electric               COM              369604103  7246582  195801          Sole             Sole      0    0
Microsoft Corp                 COM              594918104  4691413  165307          Sole             Sole      0    0
CVS Caremark Corp              COM              126650100  6538760  161411          Sole             Sole      0    0
Halliburton Co.                COM              406216101  5529208  140585          Sole             Sole      0    0
Qualcomm Inc.                  COM              747525103  5246237  127957          Sole             Sole      0    0
Morgan Stanley                 COM              617446448  5177444  113292          Sole             Sole      0    0
Sempra Energy                  COM              816851109  5748912  107900          Sole             Sole      0    0
Exxon Mobil Corp.              COM              30231g102  8802100  104068          Sole             Sole      0    0
Procter & Gamble               COM              742718109  6546430   93427          Sole             Sole      0    0
Wm. Wrigley Jr. Co.            COM              982526105  5334488   84890          Sole             Sole      0    0
Schlumberger Ltd               COM              806857108  6559974   75402          Sole             Sole      0    0
3M Company                     COM              88579Y101  5248832   66315          Sole             Sole      0    0
Google Inc. Cl A               COM              38259p508  4697172   10664          Sole             Sole      0    0
Joy Global Inc.                COM              481165108  4169914   63995          Sole             Sole      0    0
Applera - Applied Biosystems   COM              038020103  4142332  126060          Sole             Sole      0    0
American Express Co.           COM              025816109  4080038   93322          Sole             Sole      0    0
Medtronic Inc.                 COM              585055106  3924984   81145          Sole             Sole      0    0
Franklin Electric              COM              353514102  3896337  114028          Sole             Sole      0    0
Calamos Asset Management       COM              12811r104  3837017  235689          Sole             Sole      0    0
Goldman Sachs Group            COM              38141g104  3826628   23137          Sole             Sole      0    0
Texas Instruments              COM              882508104  3815461  134965          Sole             Sole      0    0
JDS Uniphase                   COM              46612j507  3698358  276203          Sole             Sole      0    0
JP Morgan Chase & Co.          COM              46625h100  3553672   82740          Sole             Sole      0    0
Franklin Resources Inc.        COM              354613101  3445764   35527          Sole             Sole      0    0
Bruker Corp                    COM              116794108  3298123  214303          Sole             Sole      0    0
Citigroup Inc.                 COM              172967101  3150411  147078          Sole             Sole      0    0
Key Energy Services            COM              492914106  3141085  234060          Sole             Sole      0    0
Novartis AG ADR                COM              66987v109  3127489   61048          Sole             Sole      0    0
Cameron International Corp     COM              13342B105  3125332   75056          Sole             Sole      0    0
Calpine Corp                   COM              131347304  3115190  169120          Sole             Sole      0    0
Arch Coal Inc                  COM              039380100  2878308   66168          Sole             Sole      0    0
Chevron Corp                   COM              166764100  2860755   33514          Sole             Sole      0    0
Symantec Corp.                 COM              871503108  2712916  163232          Sole             Sole      0    0
Tractor Supply Co              COM              892356106  2685661   67957          Sole             Sole      0    0
Johnson & Johnson              COM              478160104  2668218   41132          Sole             Sole      0    0
Coca-Cola                      COM              191216100  2457809   40378          Sole             Sole      0    0
Waters Corp                    COM              941848103  2448126   43952          Sole             Sole      0    0
AES Corp.                      COM              00130h105  2387978  143250          Sole             Sole      0    0
Cerner Corp.                   COM              156782104  2344912   62900          Sole             Sole      0    0
Itron Inc                      COM              465741106  2277856   25245          Sole             Sole      0    0
Dow Chemical Co.               COM              260543103  2197808   59642          Sole             Sole      0    0
Nokia Corp Spon ADR            COM              654902204  1980208   62212          Sole             Sole      0    0
Northrop Grumman Corp          COM              666807102  1781460   22895          Sole             Sole      0    0
Wal-Mart                       COM              931142103  1758142   33374          Sole             Sole      0    0
Under Armour Inc.              COM              904311107  1741721   47588          Sole             Sole      0    0
Cyberonics Inc.                COM              23251P102  1615663  111425          Sole             Sole      0    0
ConocoPhillips                 COM              20825c104  1488534   19532          Sole             Sole      0    0
Hershey Foods Corp.            COM              427866108  1452179   38550          Sole             Sole      0    0
St Jude Medical Inc.           COM              790849103  1393741   32270          Sole             Sole      0    0
L-1 Identity Solutions Inc.    COM              50212A106  1293864   97283          Sole             Sole      0    0
Merrill Lynch & Co.            COM              590188108  1228311   30150          Sole             Sole      0    0
Pfizer, Inc.                   COM              717081103  1156571   55259          Sole             Sole      0    0
Target Corp                    COM              87612e106  1147649   22645          Sole             Sole      0    0
Pepsico, Inc.                  COM              713448108  1098884   15220          Sole             Sole      0    0
Metabolix Inc.                 COM              591018809   888428   81135          Sole             Sole      0    0
Apache Corp                    COM              037411105   804420    6658          Sole             Sole      0    0
Abbott Laboratories            COM              002824100   670348   12155          Sole             Sole      0    0
Xilinx Inc.                    COM              983919101   609781   25675          Sole             Sole      0    0
Marathon Oil Corp              COM              565849106   597360   13100          Sole             Sole      0    0
BP plc ADR                     COM              055622104   575023    9481          Sole             Sole      0    0
Alnylam Pharmaceuticals Inc    COM              02043q107   553880   22700          Sole             Sole      0    0
Wells Fargo & Co               COM              949746101   531832   18276          Sole             Sole      0    0
United Technologies            COM              913017109   525234    7632          Sole             Sole      0    0
Nestle SA Spons ADR            COM              641069406   515618    4120          Sole             Sole      0    0
Tyco Electronics Ltd.          COM              g9144p105   461741   13454          Sole             Sole      0    0
Applied Materials              COM              038222105   423367   21700          Sole             Sole      0    0
Intel Corporation              COM              458140100   395854   18690          Sole             Sole      0    0
Caterpillar Inc                COM              149123101   378532    4835          Sole             Sole      0    0
Southern Co., Inc.             COM              842587107   367994   10334          Sole             Sole      0    0
Enterprise Products Partners   COM              293792107   356400   12000          Sole             Sole      0    0
Emerson Electric               COM              291011104   348487    6772          Sole             Sole      0    0
Berkshire Hathaway Cl B        COM              084670207   339940      76          Sole             Sole      0    0
America Movil SAB              COM              02364w105   321635    5050          Sole             Sole      0    0
Ico Inc New Com                COM              449293109   312300   45000          Sole             Sole      0    0
Praxair Inc.                   COM              74005p104   279644    3320          Sole             Sole      0    0
Covidien LTD                   COM              g2552x108   258332    5838          Sole             Sole      0    0
Kroger Co                      COM              501044101   254000   10000          Sole             Sole      0    0
U.S.Bancorp                    COM              902973304   250790    7750          Sole             Sole      0    0
Allscripts Heathcare Solutions COM              01988P108   248196   24050          Sole             Sole      0    0
Wesco Financial Corp           COM              950817106   241996     599          Sole             Sole      0    0
Teco Energy Inc                COM              872375100   238149   14931          Sole             Sole      0    0
Alsius Corp                    COM              021211107   232793  126518          Sole             Sole      0    0
Tetra Technologies Inc.        COM              88162f105   221760   14000          Sole             Sole      0    0
Rio Tinto PLC-Spon ADR         COM              767204100   205920     500          Sole             Sole      0    0
Sequenom Inc                   COM              817337405   199550   30700          Sole             Sole      0    0
Anheuser-Busch                 COM              035229103   178175    3755          Sole             Sole      0    0
Electronic Data Systems        COM              285661104   178155   10700          Sole             Sole      0    0
Weyerhaeuser Co.               COM              962166104   175608    2700          Sole             Sole      0    0
Walgreen Co.                   COM              931422109   175214    4600          Sole             Sole      0    0